JPMorgan Ultra-Short Income ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 44.0%
Aerospace & Defense — 0.1%
L3Harris Technologies, Inc. 3.85%, 12/15/2026	2,902,000	2,801,930
RTX Corp. 3.20%, 3/15/2024	20,734,000	20,581,833
		23,383,763
Automobile Components — 0.1%
Magna International, Inc. (Canada) 3.63%, 6/15/2024	16,015,000	15,822,486
Automobiles — 1.6%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.53%), 5.90%, 4/1/2024 (a) (b)	22,838,000	22,850,115
(SOFRINDX + 0.62%), 5.95%, 8/11/2025 (a) (b)	9,237,000	9,254,679
Hyundai Capital America
0.80%, 1/8/2024 (a)	48,000,000	47,751,371
4.30%, 2/1/2024 (a)	876,000	873,190
0.88%, 6/14/2024 (a)	47,002,000	45,711,026
1.00%, 9/17/2024 (a)	5,566,000	5,357,695
2.65%, 2/10/2025 (a)	8,000,000	7,708,861
5.80%, 6/26/2025 (a)	24,390,000	24,382,896
6.00%, 7/11/2025 (a)	28,960,000	29,030,968
1.80%, 10/15/2025 (a)	1,792,000	1,665,962
(SOFR + 1.32%), 6.66%, 11/3/2025 (a) (b)	7,000,000	7,008,999
5.50%, 3/30/2026 (a)	1,961,000	1,949,032
1.50%, 6/15/2026 (a)	2,659,000	2,390,326
1.65%, 9/17/2026 (a)	1,451,000	1,299,447
Kia Corp. (South Korea) 1.00%, 4/16/2024 (a)	12,580,000	12,359,976
Mercedes-Benz Finance North America LLC (Germany) 0.75%, 3/1/2024 (a)	1,065,000	1,052,345
Volkswagen Group of America Finance LLC (Germany)
2.85%, 9/26/2024 (a)	6,760,000	6,602,233
(SOFR + 0.93%), 6.31%, 9/12/2025 (a) (b)	119,020,000	119,039,912
4.63%, 11/13/2025 (a)	1,960,000	1,920,888
3.20%, 9/26/2026 (a)	9,504,000	8,905,726
		357,115,647
Banks — 16.4%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	30,000,000	30,149,789
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (a)	6,755,000	6,671,204
Australia & New Zealand Banking Group Ltd. (Australia)
4.83%, 2/3/2025 (a)	23,413,000	23,274,463
5.38%, 7/3/2025	72,769,000	72,865,379
Banco Santander SA (Spain)
3.89%, 5/24/2024	24,600,000	24,375,215
2.71%, 6/27/2024	12,955,000	12,726,532
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 5.74%, 6/30/2024 (b)	66,257,000	66,159,682
3.50%, 3/24/2025	10,215,000	9,907,147
Bank of America Corp.
(SOFR + 0.41%), 5.78%, 6/14/2024 (b)	85,060,000	84,956,227
(3-MONTH CME TERM SOFR + 0.97%), 3.46%, 3/15/2025 (b)	2,992,000	2,968,646
(SOFR + 0.69%), 0.98%, 4/22/2025 (b)	46,148,000	45,135,528
(SOFR + 1.11%), 3.84%, 4/25/2025 (b)	75,312,000	74,637,076

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.35%), 3.09%, 10/1/2025 (b)	2,383,000	2,323,389
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	110,000,000	108,784,922
Bank of America NA (SOFR + 0.78%), 6.11%, 8/18/2025 (b)	5,320,000	5,326,412
Bank of Montreal (Canada)
(SOFRINDX + 0.35%), 5.74%, 12/8/2023 (b)	14,990,000	14,989,904
5.30%, 6/5/2026	79,200,000	79,126,456
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	75,000,000	73,245,349
Bank of Nova Scotia (The) (Canada)
0.65%, 7/31/2024	7,304,000	7,066,407
5.45%, 6/12/2025	74,090,000	73,899,570
4.75%, 2/2/2026	67,362,000	66,471,315
1.30%, 9/15/2026	8,539,000	7,647,629
Banque Federative du Credit Mutuel SA (France)
0.65%, 2/27/2024 (a) (c)	7,485,000	7,393,854
4.94%, 1/26/2026 (a)	78,781,000	77,562,549
5.90%, 7/13/2026 (a)	106,402,000	107,071,247
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	29,647,000	29,445,279
(3-MONTH SOFR + 1.61%), 3.93%, 5/7/2025 (b)	34,200,000	33,860,054
BNP Paribas SA (France) 3.80%, 1/10/2024 (a) (c)	44,645,000	44,553,056
BPCE SA (France)
4.00%, 4/15/2024	39,514,000	39,245,445
5.03%, 1/15/2025 (a)	119,399,000	117,918,715
(SOFR + 0.96%), 6.33%, 9/25/2025 (a) (b)	113,486,000	113,609,854
Canadian Imperial Bank of Commerce (Canada)
(SOFRINDX + 0.40%), 5.78%, 12/14/2023 (b)	50,032,000	50,035,202
(SOFR + 0.94%), 6.30%, 4/7/2025 (b)	95,598,000	95,755,459
5.14%, 4/28/2025	80,000,000	79,469,001
Citigroup, Inc.
(SOFR + 0.69%), 6.03%, 10/30/2024 (b)	10,270,000	10,262,195
(SOFR + 0.67%), 0.98%, 5/1/2025 (b)	18,466,000	18,048,618
Citizens Bank NA (SOFR + 1.02%), 5.28%, 1/26/2026 (b)	163,697,000	156,190,129
Cooperatieve Rabobank UA (Netherlands)
0.38%, 1/12/2024	650,000	646,005
(SOFRINDX + 0.30%), 5.66%, 1/12/2024 (b)	60,834,000	60,832,236
Credit Agricole SA (France)
5.57%, 2/28/2025 (a) (c)	112,332,000	111,756,715
5.59%, 7/5/2026 (a)	74,257,000	74,598,662
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	17,680,000	17,677,565
Federation des Caisses Desjardins du Quebec (Canada)
0.70%, 5/21/2024 (a) (c)	26,044,000	25,430,683
(SOFR + 0.43%), 5.76%, 5/21/2024 (a) (b)	41,345,000	41,305,377
2.05%, 2/10/2025 (a)	12,410,000	11,876,546
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	203,120,000	201,249,966
Fifth Third Bancorp
3.65%, 1/25/2024 (c)	2,742,000	2,731,206
2.55%, 5/5/2027	7,223,000	6,517,685

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.21%), 3.80%, 3/11/2025 (b)	5,000,000	4,966,889
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	82,670,000	80,543,218
HSBC USA, Inc. 5.63%, 3/17/2025	1,560,000	1,559,279
ING Groep NV (Netherlands)
3.55%, 4/9/2024	34,170,000	33,899,876
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	55,000,000	55,378,719
KeyBank NA
(SOFRINDX + 0.32%), 5.70%, 6/14/2024 (b)	68,003,000	66,989,711
5.85%, 11/15/2027	1,510,000	1,460,391
Lloyds Banking Group plc (United Kingdom) 3.90%, 3/12/2024	11,510,000	11,447,476
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.41%, 3/7/2024	1,191,000	1,183,247
2.19%, 2/25/2025	10,504,000	10,070,675
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	30,800,000	29,826,446
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.96%, 10/11/2025 (b) (c)	33,780,000	32,337,415
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.72%, 2/20/2026 (b)	59,401,000	59,374,122
Mizuho Financial Group, Inc. (Japan) (3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	8,000,000	7,577,983
National Bank of Canada (Canada)
Series FXD, 0.75%, 8/6/2024	7,390,000	7,152,416
5.25%, 1/17/2025	198,389,000	197,534,148
(SOFR + 1.01%), 3.75%, 6/9/2025 (b)	68,074,000	67,204,551
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.76%), 4.27%, 3/22/2025 (b)	10,045,000	9,981,756
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	50,000,000	49,833,353
NatWest Markets plc (United Kingdom) (SOFR + 0.53%), 5.86%, 8/12/2024 (a) (b)	19,015,000	18,972,922
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/2024	9,103,000	9,070,534
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (b)	81,210,000	79,482,646
Societe Generale SA (France)
3.88%, 3/28/2024 (a)	10,000,000	9,932,184
2.63%, 10/16/2024 (a)	10,595,000	10,284,084
2.63%, 1/22/2025 (a)	5,736,000	5,508,100
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	10,000,000	9,937,195
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.21%, 3/23/2025 (a) (b)	12,000,000	11,798,880
(SOFR + 1.74%), 7.11%, 3/30/2026 (a) (b)	10,609,000	10,632,010
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	45,000,000	45,151,227
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.46%, 1/13/2026	25,879,000	25,858,471
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.85%, 3/25/2024 (a)	48,302,000	47,564,992
(SOFR + 0.44%), 5.82%, 9/16/2024 (a) (b)	33,827,000	33,792,835
5.65%, 3/9/2026 (a)	20,516,000	20,598,357
Svenska Handelsbanken AB (Sweden) 5.25%, 6/15/2026 (a)	137,014,000	136,824,305
Wells Fargo & Co.
3.75%, 1/24/2024	894,000	891,375
(SOFR + 0.51%), 0.81%, 5/19/2025 (b)	19,800,000	19,293,602
(SOFR + 1.32%), 3.91%, 4/25/2026 (b)	24,500,000	23,847,136

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	7,656,000	7,277,671
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	500,000	490,041
Westpac New Zealand Ltd. (New Zealand) 4.90%, 2/15/2028 (a)	30,000,000	29,378,718
		3,712,660,500
Beverages — 0.3%
Constellation Brands, Inc.
3.60%, 5/9/2024	22,819,000	22,582,740
3.70%, 12/6/2026	3,941,000	3,784,498
Keurig Dr Pepper, Inc. 3.13%, 12/15/2023	5,785,000	5,779,865
PepsiCo, Inc. (SOFRINDX + 0.40%), 5.74%, 11/12/2024 (b)	21,243,000	21,257,732
Suntory Holdings Ltd. (Japan) 2.25%, 10/16/2024 (a)	4,200,000	4,065,447
		57,470,282
Biotechnology — 0.5%
AbbVie, Inc.
2.60%, 11/21/2024	894,000	869,019
3.80%, 3/15/2025	45,025,000	44,166,153
Amgen, Inc.
1.90%, 2/21/2025 (c)	983,000	943,500
5.25%, 3/2/2025	66,086,000	65,836,377
2.60%, 8/19/2026	631,000	591,183
Gilead Sciences, Inc. 3.70%, 4/1/2024	4,950,000	4,916,940
		117,323,172
Capital Markets — 3.9%
Bank of New York Mellon Corp. (The) (SOFR + 1.35%), 4.41%, 7/24/2026 (b)	11,494,000	11,264,502
Charles Schwab Corp. (The) (SOFRINDX + 0.50%), 5.88%, 3/18/2024 (b)	29,743,000	29,712,952
Credit Suisse AG (Switzerland) (SOFRINDX + 0.39%), 5.73%, 2/2/2024 (b)	9,960,000	9,944,497
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	14,349,000	14,272,479
3.00%, 3/15/2024	64,873,000	64,325,016
3.85%, 7/8/2024	10,908,000	10,780,654
(SOFR + 0.49%), 5.84%, 10/21/2024 (b)	38,732,000	38,622,388
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (b)	1,000,000	977,816
(SOFR + 0.61%), 0.86%, 2/12/2026 (b)	2,575,000	2,417,390
3.75%, 2/25/2026	13,456,000	12,983,550
(SOFR + 1.07%), 6.40%, 8/10/2026 (b)	34,982,000	34,878,915
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	7,025,000	6,383,489
3.85%, 1/26/2027	55,000,000	52,817,997
Intercontinental Exchange, Inc. 3.65%, 5/23/2025	5,000,000	4,869,745
Macquarie Bank Ltd. (Australia)
5.39%, 12/7/2026 (a)	27,007,000	26,999,510
(SOFRINDX + 1.20%), 6.62%, 12/7/2026 (a) (b)	15,000,000	15,034,500
Mizuho Markets Cayman LP (Japan) 5.83%, 1/17/2024 (a)	33,500,000	33,498,311
Morgan Stanley
(SOFR + 0.46%), 5.79%, 1/25/2024 (b)	8,363,000	8,362,822
(SOFR + 0.51%), 0.79%, 1/22/2025 (b)	2,958,000	2,932,313
(SOFR + 1.16%), 3.62%, 4/17/2025 (b)	85,300,000	84,508,222

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 0.53%), 0.79%, 5/30/2025 (b)	76,634,000	74,474,793
(SOFR + 0.56%), 1.16%, 10/21/2025 (b)	12,000,000	11,454,797
(SOFR + 1.30%), 5.05%, 1/28/2027 (b)	50,000,000	49,532,544
UBS AG (Switzerland)
(SOFR + 0.36%), 5.70%, 2/9/2024 (a) (b)	23,894,000	23,889,699
(SOFR + 0.45%), 5.79%, 8/9/2024 (a) (b)	30,423,000	30,385,540
(SOFR + 0.93%), 6.31%, 9/11/2025 (b)	66,691,000	66,753,696
UBS Group AG (Switzerland)
3.75%, 3/26/2025	64,600,000	62,677,704
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.49%, 8/5/2025 (a) (b)	73,499,000	72,603,278
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	15,000,000	14,576,147
		871,935,266
Chemicals — 0.3%
LyondellBasell Industries NV 5.75%, 4/15/2024	31,974,000	31,934,333
Nutrien Ltd. (Canada) 5.90%, 11/7/2024	726,000	726,643
Sherwin-Williams Co. (The)
3.13%, 6/1/2024	1,881,000	1,856,001
4.05%, 8/8/2024	13,400,000	13,264,968
Westlake Corp.
0.88%, 8/15/2024 (c)	6,993,000	6,748,637
3.60%, 8/15/2026	2,915,000	2,778,861
		57,309,443
Consumer Finance — 5.3%
AerCap Ireland Capital DAC (Ireland) 1.65%, 10/29/2024	172,797,000	165,800,576
American Express Co.
3.38%, 5/3/2024	13,210,000	13,088,247
3.30%, 5/3/2027	44,917,000	42,195,252
5.85%, 11/5/2027	19,076,000	19,593,753
American Honda Finance Corp.
(SOFRINDX + 0.62%), 5.96%, 6/7/2024 (b)	39,056,000	39,079,868
0.75%, 8/9/2024	5,630,000	5,446,603
(SOFRINDX + 0.70%), 6.03%, 11/22/2024 (b)	35,646,000	35,705,416
Series A, 4.60%, 4/17/2025	17,885,000	17,716,955
(SOFRINDX + 0.78%), 6.13%, 4/23/2025 (b)	8,400,000	8,419,262
5.00%, 5/23/2025	134,270,000	133,730,014
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	17,890,000	17,771,435
3.95%, 7/1/2024 (a)	1,500,000	1,474,441
Capital One Financial Corp.
(SOFR + 0.69%), 1.34%, 12/6/2024 (b)	20,097,000	20,091,547
(SOFR + 0.69%), 6.07%, 12/6/2024 (b)	12,130,000	12,128,666
(SOFR + 1.29%), 2.64%, 3/3/2026 (b)	27,974,000	26,455,179
(SOFR + 2.16%), 4.99%, 7/24/2026 (b)	8,298,000	8,100,128
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	21,014,000	18,429,194
Caterpillar Financial Services Corp. (SOFR + 0.45%), 5.78%, 11/14/2024 (b)	173,674,000	174,226,315
General Motors Financial Co., Inc.
5.10%, 1/17/2024	7,000,000	6,991,013

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
1.05%, 3/8/2024	18,436,000	18,201,597
3.95%, 4/13/2024	15,000,000	14,881,053
John Deere Capital Corp. (SOFR + 0.50%), 5.86%, 7/3/2025 (b)	52,201,000	52,261,247
Toyota Motor Credit Corp.
0.45%, 1/11/2024	881,000	876,186
(SOFRINDX + 0.33%), 5.69%, 1/11/2024 (b)	41,950,000	41,950,534
(SOFR + 0.38%), 5.71%, 2/22/2024 (b)	82,172,000	82,168,761
(SOFR + 0.52%), 5.84%, 8/22/2024 (b)	112,607,000	112,685,583
(SOFR + 0.55%), 5.88%, 10/16/2024 (b)	114,534,000	114,583,656
		1,204,052,481
Consumer Staples Distribution & Retail — 0.4%
7-Eleven, Inc. 0.80%, 2/10/2024 (a)	90,003,000	89,118,719
Dollar General Corp. 3.88%, 4/15/2027	519,000	495,485
		89,614,204
Containers & Packaging — 0.1%
Avery Dennison Corp. 0.85%, 8/15/2024	15,000,000	14,476,366
Diversified REITs — 0.0% ^
WP Carey, Inc. 4.60%, 4/1/2024	3,353,000	3,329,403
Diversified Telecommunication Services — 0.2%
AT&T, Inc. 0.90%, 3/25/2024	23,357,000	23,005,329
British Telecommunications plc (United Kingdom) 4.50%, 12/4/2023	157,000	157,000
Telstra Group Ltd. (Australia) 3.13%, 4/7/2025 (a)	14,950,000	14,496,211
Verizon Communications, Inc. 3.38%, 2/15/2025	631,000	615,730
		38,274,270
Electric Utilities — 1.9%
Arizona Public Service Co. 2.55%, 9/15/2026	1,170,000	1,081,492
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	26,109,000	26,059,673
Duke Energy Corp. 2.65%, 9/1/2026	747,000	695,230
Emera US Finance LP (Canada) 0.83%, 6/15/2024	11,121,000	10,766,513
Enel Finance International NV (Italy)
2.65%, 9/10/2024 (a)	9,700,000	9,448,139
6.80%, 10/14/2025 (a)	4,522,000	4,603,624
1.38%, 7/12/2026 (a)	3,005,000	2,692,890
Entergy Corp. 2.95%, 9/1/2026	699,000	653,655
Evergy, Inc. 2.45%, 9/15/2024	80,026,000	77,915,679
Eversource Energy
Series N, 3.80%, 12/1/2023	174,000	174,000
4.20%, 6/27/2024	44,805,000	44,377,518
Exelon Corp. 2.75%, 3/15/2027	3,246,000	3,014,401
Florida Power & Light Co. (SOFRINDX + 0.38%), 5.74%, 1/12/2024 (b)	49,271,000	49,269,324
Georgia Power Co.
Series A, 2.20%, 9/15/2024	37,878,000	36,798,992
(SOFRINDX + 0.75%), 6.09%, 5/8/2025 (b)	52,192,000	52,263,792
NextEra Energy Capital Holdings, Inc.
4.20%, 6/20/2024	1,088,000	1,077,723
4.26%, 9/1/2024	34,871,000	34,448,385

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
6.05%, 3/1/2025	14,645,000	14,697,753
5.75%, 9/1/2025	35,823,000	35,844,966
1.88%, 1/15/2027	1,424,000	1,283,587
3.55%, 5/1/2027	944,000	893,754
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	9,869,000	9,659,992
Pinnacle West Capital Corp. 1.30%, 6/15/2025	190,000	177,087
Southern Co. (The) Series 21-A, 0.60%, 2/26/2024	3,994,000	3,944,503
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	460,000	427,853
Tampa Electric Co. 3.88%, 7/12/2024	16,877,000	16,681,235
		438,951,760
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. 3.20%, 4/1/2024	15,475,000	15,341,734
TD SYNNEX Corp. 1.25%, 8/9/2024	24,822,000	23,972,996
Teledyne Technologies, Inc. 0.95%, 4/1/2024	31,122,000	30,611,411
		69,926,141
Energy Equipment & Services — 0.0% ^
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (a)	5,937,000	5,800,887
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	968,000	960,288
3.55%, 4/14/2025	8,715,000	8,483,365
5.00%, 3/28/2026	1,924,000	1,911,204
		11,354,857
Financial Services — 1.3%
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	29,285,000	28,435,759
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)	49,020,000	48,285,026
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a) (c)	31,944,000	31,439,191
6.27%, 6/26/2026 (a)	67,601,000	67,985,277
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	961,000	948,469
Fiserv, Inc.
2.75%, 7/1/2024	27,532,000	27,045,034
3.20%, 7/1/2026	10,000,000	9,491,895
National Rural Utilities Cooperative Finance Corp.
0.35%, 2/8/2024	15,017,000	14,871,352
(SOFR + 0.70%), 6.04%, 5/7/2025 (b)	38,872,000	38,900,165
NTT Finance Corp. (Japan) 0.58%, 3/1/2024 (a)	320,000	315,819
Siemens Financieringsmaatschappij NV (Germany) (SOFR + 0.43%), 5.81%, 3/11/2024 (a) (b)	34,774,000	34,783,319
		302,501,306
Food Products — 0.1%
Campbell Soup Co.
3.95%, 3/15/2025	7,004,000	6,853,544
3.30%, 3/19/2025	1,695,000	1,642,142
Conagra Brands, Inc. 4.30%, 5/1/2024	4,409,000	4,377,369
General Mills, Inc. 4.00%, 4/17/2025	1,271,000	1,244,912

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
Mondelez International Holdings Netherlands BV
2.25%, 9/19/2024 (a)	628,000	610,081
0.75%, 9/24/2024 (a)	5,991,000	5,742,391
		20,470,439
Ground Transportation — 0.4%
Penske Truck Leasing Co. LP
3.90%, 2/1/2024 (a)	4,900,000	4,880,003
3.45%, 7/1/2024 (a)	4,000,000	3,939,715
2.70%, 11/1/2024 (a)	15,544,000	15,080,140
3.95%, 3/10/2025 (a)	2,754,000	2,686,623
5.75%, 5/24/2026 (a)	54,563,000	54,366,834
3.40%, 11/15/2026 (a)	4,558,000	4,253,388
		85,206,703
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.
0.87%, 12/1/2023	8,190,000	8,190,000
2.60%, 8/15/2026	5,000,000	4,645,807
Becton Dickinson & Co. 3.36%, 6/6/2024	1,072,000	1,058,283
Stryker Corp. 0.60%, 12/1/2023	3,486,000	3,486,000
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	585,000	560,282
		17,940,372
Health Care Providers & Services — 0.3%
Cardinal Health, Inc. 3.08%, 6/15/2024	44,340,000	43,678,280
Cigna Group (The)
3.50%, 6/15/2024	17,569,000	17,357,196
3.25%, 4/15/2025	3,050,000	2,958,649
CVS Health Corp. 5.00%, 2/20/2026	792,000	788,259
Laboratory Corp. of America Holdings 3.25%, 9/1/2024	1,356,000	1,329,738
		66,112,122
Health Care REITs — 0.1%
Welltower OP LLC 3.63%, 3/15/2024	13,150,000	13,056,402
Hotels, Restaurants & Leisure — 0.2%
Marriott International, Inc. 5.45%, 9/15/2026	42,438,000	42,667,773
Insurance — 4.3%
Athene Global Funding
0.95%, 1/8/2024 (a)	9,598,000	9,548,303
1.00%, 4/16/2024 (a)	21,061,000	20,651,906
(SOFRINDX + 0.70%), 6.02%, 5/24/2024 (a) (b)	55,521,000	55,406,126
2.75%, 6/25/2024 (a)	1,094,000	1,072,052
Brighthouse Financial Global Funding
1.20%, 12/15/2023 (a)	43,419,000	43,355,095
1.00%, 4/12/2024 (a)	7,007,000	6,882,976
1.75%, 1/13/2025 (a)	18,888,000	18,007,060
Corebridge Global Funding
(SOFR + 0.38%), 5.76%, 12/15/2023 (a) (b)	48,943,000	48,941,464

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
0.65%, 6/17/2024 (a)	24,278,000	23,613,211
5.75%, 7/2/2026 (a)	34,554,000	34,512,206
(SOFR + 1.30%), 6.67%, 9/25/2026 (a) (b)	88,857,000	88,878,691
Equitable Financial Life Global Funding 1.10%, 11/12/2024 (a)	4,277,000	4,090,562
Jackson National Life Global Funding
3.25%, 1/30/2024 (a)	21,256,000	21,157,627
2.65%, 6/21/2024 (a)	8,651,000	8,484,131
1.75%, 1/12/2025 (a)	4,116,000	3,907,007
MassMutual Global Funding II (SOFR + 0.98%), 6.34%, 7/10/2026 (a) (b)	113,952,000	114,236,716
New York Life Global Funding 3.86%, 8/26/2024 (a)	179,360,000	177,133,870
Pacific Life Global Funding II
(SOFRINDX + 0.86%), 6.24%, 6/16/2025 (a) (b)	7,205,000	7,208,589
(SOFRINDX + 1.05%), 6.39%, 7/28/2026 (a) (b)	55,983,000	56,002,356
Principal Life Global Funding II
0.50%, 1/8/2024 (a)	1,046,000	1,040,583
(SOFR + 0.90%), 6.22%, 8/28/2025 (a) (b)	63,245,000	63,332,605
Reliance Standard Life Global Funding II
2.50%, 10/30/2024 (a)	3,544,000	3,429,786
5.24%, 2/2/2026 (a)	169,725,000	166,601,552
		977,494,474
Machinery — 0.8%
Daimler Truck Finance North America LLC (Germany)
1.13%, 12/14/2023 (a)	25,477,000	25,443,362
(SOFR + 1.00%), 6.36%, 4/5/2024 (a) (b)	58,479,000	58,542,460
1.63%, 12/13/2024 (a)	2,399,000	2,302,984
5.20%, 1/17/2025 (a)	38,702,000	38,513,294
5.60%, 8/8/2025 (a)	17,943,000	17,932,243
5.15%, 1/16/2026 (a)	5,604,000	5,568,089
2.00%, 12/14/2026 (a)	10,000,000	9,051,550
3.65%, 4/7/2027 (a)	2,950,000	2,798,650
Parker-Hannifin Corp. 3.65%, 6/15/2024	18,763,000	18,537,045
Stanley Black & Decker, Inc. 2.30%, 2/24/2025	5,000,000	4,792,822
		183,482,499
Media — 0.1%
Cox Communications, Inc. 3.35%, 9/15/2026 (a)	515,000	487,555
Fox Corp. 4.03%, 1/25/2024	17,827,000	17,770,226
Omnicom Group, Inc. 3.65%, 11/1/2024	14,877,000	14,593,475
		32,851,256
Metals & Mining — 0.4%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (a)	5,501,000	5,393,125
Glencore Funding LLC (Australia)
4.13%, 3/12/2024 (a)	30,550,000	30,399,052
4.63%, 4/29/2024 (a)	45,008,000	44,733,440
		80,525,617

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — 1.0%
Ameren Corp.
2.50%, 9/15/2024	21,911,000	21,345,625
1.95%, 3/15/2027	2,702,000	2,436,374
CenterPoint Energy, Inc.
(SOFRINDX + 0.65%), 5.98%, 5/13/2024 (b)	35,739,000	35,724,744
2.50%, 9/1/2024	25,000,000	24,381,650
CMS Energy Corp. 3.88%, 3/1/2024	7,524,000	7,478,633
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	329,000	329,000
DTE Energy Co.
Series C, 2.53%, 10/1/2024 (d)	27,793,000	27,038,487
4.22%, 11/1/2024 (d)	39,195,000	38,586,602
2.85%, 10/1/2026	3,215,000	2,998,514
NiSource, Inc. 3.49%, 5/15/2027	4,155,000	3,926,249
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	41,291,000	40,654,056
WEC Energy Group, Inc. 0.80%, 3/15/2024	32,578,000	32,094,027
		236,993,961
Oil, Gas & Consumable Fuels — 1.4%
ConocoPhillips Co. 2.40%, 3/7/2025	547,000	527,595
Enbridge, Inc. (Canada) 3.50%, 6/10/2024	19,971,000	19,726,409
Energy Transfer LP 4.90%, 2/1/2024	26,434,000	26,369,487
Kinder Morgan Energy Partners LP 4.30%, 5/1/2024	3,463,000	3,436,181
Magellan Midstream Partners LP 5.00%, 3/1/2026	3,435,000	3,389,950
Marathon Petroleum Corp. 3.63%, 9/15/2024	9,400,000	9,235,579
ONEOK, Inc. 2.75%, 9/1/2024	17,009,000	16,617,435
Phillips 66 3.85%, 4/9/2025	392,000	383,500
Pioneer Natural Resources Co. 5.10%, 3/29/2026	28,294,000	28,215,052
Sabine Pass Liquefaction LLC 5.75%, 5/15/2024	5,107,000	5,101,278
Spectra Energy Partners LP
4.75%, 3/15/2024	24,217,000	24,140,967
3.50%, 3/15/2025	3,762,000	3,653,436
TransCanada PipeLines Ltd. (Canada) 1.00%, 10/12/2024	49,992,000	47,957,541
Williams Cos., Inc. (The)
4.30%, 3/4/2024	28,883,000	28,760,833
4.55%, 6/24/2024	88,179,000	87,528,922
		305,044,165
Paper & Forest Products — 0.0% ^
Georgia-Pacific LLC 0.63%, 5/15/2024 (a)	4,670,000	4,561,916
Personal Care Products — 0.1%
Haleon UK Capital plc 3.13%, 3/24/2025	16,322,000	15,805,671
Pharmaceuticals — 0.2%
Bayer US Finance II LLC (Germany)
3.88%, 12/15/2023 (a)	32,500,000	32,475,415
3.38%, 7/15/2024 (a)	3,651,000	3,587,133
4.25%, 12/15/2025 (a)	6,140,000	5,917,295
Bayer US Finance LLC (Germany) 3.38%, 10/8/2024 (a)	3,000,000	2,931,209
		44,911,052

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.6%
Microchip Technology, Inc.
0.97%, 2/15/2024	51,895,000	51,376,435
0.98%, 9/1/2024	3,429,000	3,308,364
4.25%, 9/1/2025	13,591,000	13,250,608
NXP BV (China)
4.88%, 3/1/2024	64,066,000	63,796,923
3.88%, 6/18/2026	168,000	161,650
		131,893,980
Software — 0.1%
Oracle Corp. 2.50%, 4/1/2025	11,687,000	11,225,885
Roper Technologies, Inc. 2.35%, 9/15/2024	5,680,000	5,527,494
VMware, Inc. 1.00%, 8/15/2024	7,113,000	6,880,367
		23,633,746
Specialized REITs — 0.1%
American Tower Corp.
2.95%, 1/15/2025	2,868,000	2,776,465
2.40%, 3/15/2025	6,264,000	6,006,423
4.40%, 2/15/2026	1,960,000	1,912,866
1.60%, 4/15/2026	1,221,000	1,113,922
		11,809,676
Specialty Retail — 0.0% ^
AutoZone, Inc.
3.63%, 4/15/2025	534,000	520,753
3.75%, 6/1/2027	3,204,000	3,063,698
Lowe's Cos., Inc.
3.13%, 9/15/2024	2,974,000	2,915,961
3.38%, 9/15/2025	2,000,000	1,931,207
		8,431,619
Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC
4.00%, 7/15/2024	2,000,000	1,977,053
6.02%, 6/15/2026	3,129,000	3,163,153
4.90%, 10/1/2026	1,941,000	1,915,567
Hewlett Packard Enterprise Co.
1.45%, 4/1/2024	37,209,000	36,666,370
5.90%, 10/1/2024	86,671,000	86,656,401
		130,378,544
Tobacco — 0.3%
Altria Group, Inc. 2.35%, 5/6/2025	4,665,000	4,464,247
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	55,242,000	54,198,558
2.79%, 9/6/2024	9,067,000	8,857,100
		67,519,905

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — 0.1%
Air Lease Corp. 0.80%, 8/18/2024 (c)	34,030,000	32,761,902
Total Corporate Bonds (Cost $9,970,346,309)		9,924,856,028
Asset-Backed Securities — 9.9%
522 Funding CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 6.76%, 4/20/2030 (a) (e)	35,034,607	34,969,898
AIMCO CLO Ltd. (Cayman Islands)
Series 2018-BA, Class AR, 6.76%, 1/15/2032 (a) (e)	5,750,000	5,746,849
Series 2020-12A, Class XR, 6.25%, 1/17/2032 (a) (e)	2,850,000	2,848,527
Series 2020-12A, Class AR, 6.57%, 1/17/2032 (a) (e)	3,689,000	3,678,121
Series 2019-10A, Class AR, 6.73%, 7/22/2032 (a) (e)	10,000,000	9,974,070
Anchorage Capital CLO Ltd. (Cayman Islands) Series 2016-9A, Class XR, 6.61%, 7/15/2032 (a) (e)	375,000	374,902
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 6.63%, 10/20/2030 (a) (e)	47,500,000	47,339,830
Series 2019-31A, Class A1R, 6.76%, 4/15/2031 (a) (e)	28,565,000	28,549,689
Ares CLO Ltd. (Cayman Islands)
Series 2016-40A, Class A1RR, 6.53%, 1/15/2029 (a) (e)	17,583,973	17,527,652
Series 2013-2A, Class XR2, 6.60%, 10/28/2034 (a) (e)	3,000,000	2,999,724
ARI Fleet Lease Trust Series 2023-A, Class A2, 5.41%, 2/17/2032 (a)	12,137,078	12,073,265
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 6.75%, 4/22/2031 (a) (e)	8,624,701	8,594,635
Atlas Senior Loan Fund Ltd. (Cayman Islands) Series 2021-18A, Class X, 6.51%, 1/18/2035 (a) (e)	1,200,000	1,199,228
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class X, 6.49%, 4/19/2034 (a) (e)	3,000,000	2,998,620
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2020-3A, Class X, 6.52%, 10/23/2034 (a) (e)	2,053,333	2,052,588
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 6.69%, 10/20/2031 (a) (e)	20,955,000	20,937,272
Series 2019-1A, Class A1R, 6.69%, 7/15/2032 (a) (e)	42,764,000	42,601,026
Bank of America Auto Trust Series 2023-2A, Class A2, 5.85%, 8/17/2026 (a)	76,409,000	76,645,639
Benefit Street Partners CLO Ltd. (Cayman Islands)
Series 2013-IIA, Class A1R2, 6.53%, 7/15/2029 (a) (e)	2,893,908	2,890,251
Series 2013-IIIA, Class A1R2, 6.68%, 7/20/2029 (a) (e)	5,461,985	5,460,117
Series 2015-6BR, Class X, 6.38%, 7/20/2034 (a) (e)	300,000	299,949
BMW Vehicle Owner Trust Series 2023-A, Class A2A, 5.72%, 4/27/2026	41,730,000	41,745,741
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class XR, 6.31%, 7/18/2034 (a) (e)	1,249,997	1,249,537
Capital One Prime Auto Receivables Trust Series 2021-1, Class A3, 0.77%, 9/15/2026	12,800,977	12,328,683
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-1A, Class AR3, 6.66%, 7/20/2031 (a) (e)	7,342,291	7,327,004
Series 2015-5A, Class A1RR, 6.76%, 1/20/2032 (a) (e)	7,458,161	7,435,951
Series 2015-4A, Class A1R, 7.02%, 7/20/2032 (a) (e)	5,000,000	4,997,370
CarMax Auto Owner Trust Series 2022-2, Class A2A, 2.81%, 5/15/2025	666,269	665,492
Carvana Auto Receivables Trust Series 2022-P1, Class A2, 2.57%, 5/12/2025	24,303	24,279
Cedar Funding II CLO Ltd. (Cayman Islands) Series 2013-1A, Class AXR, 6.53%, 4/20/2034 (a) (e)	1,535,714	1,531,539
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	13,410,603	13,465,240
CIFC Funding Ltd. (Cayman Islands)
Series 2017-1A, Class AR, 6.68%, 4/23/2029 (a) (e)	2,727,495	2,725,981
Series 2017-5A, Class A1, 6.84%, 11/16/2030 (a) (e)	23,196,694	23,185,931
Series 2018-4A, Class A1, 6.81%, 10/17/2031 (a) (e)	12,125,000	12,118,343
Dell Equipment Finance Trust
Series 2022-1, Class A3, 2.49%, 8/23/2027 (a)	11,429,650	11,267,492
Series 2023-2, Class A2, 5.84%, 1/22/2029 (a)	23,413,000	23,398,479

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-3, Class A2, 6.10%, 4/23/2029 (a)	38,840,000	38,937,671
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.58%, 10/15/2030 (a) (e)	23,890,711	23,834,425
Dryden CLO Ltd. (Cayman Islands) Series 2018-58A, Class A1, 6.66%, 7/17/2031 (a) (e)	6,696,210	6,686,534
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 6.64%, 4/15/2028 (a) (e)	33,947,250	33,928,342
Series 2013-30A, Class AR, 6.46%, 11/15/2028 (a) (e)	1,459,635	1,457,004
Series 2013-26A, Class AR, 6.56%, 4/15/2029 (a) (e)	5,906,119	5,893,858
Series 2014-36A, Class AR3, 6.68%, 4/15/2029 (a) (e)	30,973,235	30,955,952
Series 2015-41A, Class AR, 6.63%, 4/15/2031 (a) (e)	5,219,037	5,207,325
Elmwood CLO Ltd. (Cayman Islands)
Series 2022-5A, Class AR, 7.05%, 7/17/2033 (a) (e)	39,000,000	39,027,222
Series 2021-3A, Class A, 6.72%, 10/20/2034 (a) (e)	10,000,000	9,974,030
Enterprise Fleet Financing LLC Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	32,675,494	32,608,251
Enterprise Fleet Funding LLC Series 2021-1, Class A2, 0.44%, 12/21/2026 (a)	11,081,462	10,944,176
Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class A, 6.61%, 4/17/2031 (a) (e)	3,610,810	3,604,643
Ford Credit Auto Lease Trust Series 2023-A, Class A2A, 5.19%, 6/15/2025	8,413,286	8,400,145
Ford Credit Auto Owner Trust Series 2019-1, Class A, 3.52%, 7/15/2030 (a)	14,586,000	14,544,867
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 6.61%, 7/24/2030 (a) (e)	8,799,033	8,772,988
Series 2013-15A, Class ARR, 6.63%, 10/15/2030 (a) (e)	27,918,188	27,862,156
Series 2018-28A, Class A1, 6.76%, 7/15/2031 (a) (e)	22,637,067	22,618,029
Series 2016-22A, Class XRR, 6.56%, 4/16/2034 (a) (e)	2,105,263	2,104,299
GM Financial Consumer Automobile Receivables Trust Series 2023-3, Class A2A, 5.74%, 9/16/2026	49,810,000	49,826,378
Goldentree Loan Management US CLO Ltd. (Cayman Islands)
Series 2022-12A, Class X, 6.42%, 4/20/2034 (a) (e)	2,400,000	2,398,750
Series 2022-14A, Class X, 6.62%, 7/20/2035 (a) (e)	1,383,750	1,383,649
GoldenTree Loan Opportunities Ltd. (Cayman Islands) Series 2015-11A, Class AR2, 6.73%, 1/18/2031 (a) (e)	7,662,204	7,658,841
Greenwood Park CLO Ltd.
Series 2018-1A, Class A2, 6.67%, 4/15/2031 (a) (e)	4,108,788	4,099,190
Series 2018-1A, Class A1, 6.69%, 4/15/2031 (a) (e)	2,463,893	2,458,137
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class XR, 6.28%, 4/20/2034 (a) (e)	833,330	833,085
Honda Auto Receivables Owner Trust Series 2023-1, Class A2, 5.22%, 10/21/2025	57,255,468	57,107,800
Hyundai Auto Lease Securitization Trust Series 2022-C, Class A2A, 4.34%, 1/15/2025 (a)	19,741,861	19,685,109
Hyundai Auto Receivables Trust
Series 2021-A, Class A3, 0.38%, 9/15/2025	6,730,745	6,623,946
Series 2023-B, Class A2A, 5.77%, 5/15/2026	67,662,000	67,681,155
Series 2021-A, Class A4, 0.62%, 5/17/2027	12,390,000	11,813,120
ICG US CLO Ltd. (Cayman Islands)
Series 2016-1A, Class XRR, 6.55%, 4/29/2034 (a) (e)	1,894,740	1,894,556
Series 2014-1A, Class XR, 6.48%, 10/20/2034 (a) (e)	933,333	933,040
KKR CLO Ltd. (Cayman Islands)
Series 13, Class A1R, 6.46%, 1/16/2028 (a) (e)	722,620	721,917
Series 28A, Class A, 6.81%, 3/15/2031 (a) (e)	12,849,569	12,832,325
Series 23, Class A1, 6.83%, 10/20/2031 (a) (e)	4,500,000	4,489,371
Series 32A, Class A1, 6.98%, 1/15/2032 (a) (e)	18,000,000	17,990,262
Series 24, Class A1R, 6.76%, 4/20/2032 (a) (e)	10,000,000	9,985,430
Kubota Credit Owner Trust Series 2022-1A, Class A3, 2.67%, 10/15/2026 (a)	75,000,000	72,325,830
LCM LP (Cayman Islands) Series 14A, Class AR, 6.72%, 7/20/2031 (a) (e)	18,361,040	18,277,350

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
LCM Ltd. (Cayman Islands)
Series 24A, Class AR, 6.66%, 3/20/2030 (a) (e)	21,153,809	21,094,663
Series 25A, Class AR, 6.52%, 7/20/2030 (a) (e)	18,722,941	18,634,756
Series 26A, Class A1, 6.75%, 1/20/2031 (a) (e)	11,246,827	11,234,838
Series 29A, Class AR, 6.73%, 4/15/2031 (a) (e)	20,000,000	19,883,160
Madison Park Funding Ltd. (Cayman Islands)
Series 2015-19A, Class A1R2, 6.59%, 1/22/2028 (a) (e)	3,535,895	3,526,292
Series 2015-18A, Class ARR, 6.61%, 10/21/2030 (a) (e)	39,700,873	39,597,810
Series 2021-52A, Class X, 6.57%, 1/22/2035 (a) (e)	1,578,947	1,572,698
Magnetite Ltd. (Cayman Islands)
Series 2012-7A, Class A1R2, 6.46%, 1/15/2028 (a) (e)	27,100,997	27,025,927
Series 2016-18A, Class AR2, 6.52%, 11/15/2028 (a) (e)	30,288,655	30,219,416
Series 2014-8A, Class AR2, 6.64%, 4/15/2031 (a) (e)	9,845,489	9,834,058
Series 2016-17A, Class AR, 6.78%, 7/20/2031 (a) (e)	13,775,698	13,765,986
Series 2015-15A, Class AR, 6.65%, 7/25/2031 (a) (e)	3,977,518	3,975,315
Series 2020-25A, Class A, 6.84%, 1/25/2032 (a) (e)	26,250,000	26,245,275
Series 2017-19A, Class X, 6.36%, 4/17/2034 (a) (e)	625,000	624,876
Marathon CLO Ltd. (Cayman Islands) Series 2019-1A, Class AANR, 6.98%, 4/15/2032 (a) (e)	35,000,000	34,981,485
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A2, 5.09%, 1/15/2026	27,674,395	27,600,593
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.58%, 10/15/2029 (a) (e)	33,744,306	33,618,271
Neuberger Berman CLO Ltd. (Cayman Islands)
Series 2013-14A, Class AR2, 6.68%, 1/28/2030 (a) (e)	14,972,453	14,964,248
Series 2017-16SA, Class XR, 6.46%, 4/15/2034 (a) (e)	3,125,000	3,122,866
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2017-26A, Class AR, 6.58%, 10/18/2030 (a) (e)	26,870,702	26,802,557
Series 2020-37A, Class AR, 6.65%, 7/20/2031 (a) (e)	26,036,000	25,920,895
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 6.61%, 7/25/2030 (a) (e)	27,286,751	27,200,252
Newark BSL CLO Ltd. (Cayman Islands) Series 2016-1A, Class A1R, 6.75%, 12/21/2029 (a) (e)	17,827,270	17,796,269
OCP CLO Ltd. (Cayman Islands)
Series 2017-13A, Class A1AR, 6.62%, 7/15/2030 (a) (e)	30,693,668	30,618,714
Series 2018-15A, Class A1, 6.78%, 7/20/2031 (a) (e)	1,697,830	1,696,636
Series 2020-8RA, Class A1, 6.88%, 1/17/2032 (a) (e)	35,000,000	34,981,590
Series 2019-17A, Class A1R, 6.72%, 7/20/2032 (a) (e)	13,000,000	12,956,775
Series 2020-18A, Class AR, 6.77%, 7/20/2032 (a) (e)	8,953,500	8,939,246
Series 2015-9A, Class X, 6.14%, 1/15/2033 (a) (e)	1,500,000	1,498,906
Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 6.68%, 3/17/2030 (a) (e)	30,809,371	30,717,127
Octagon Investment Partners 35 Ltd. (Cayman Islands) Series 2018-1A, Class A1A, 6.74%, 1/20/2031 (a) (e)	8,835,763	8,824,338
OHA Credit Funding 7 Ltd. (Cayman Islands) Series 2020-7A, Class XR, 6.10%, 2/24/2037 (a) (e)	156,250	156,132
OHA Credit Partners Ltd. (Cayman Islands) Series 2016-13A, Class XR, 6.52%, 10/25/2034 (a) (e)	1,000,000	998,950
OSD CLO Ltd. (Cayman Islands)
Series 2021-23A, Class A, 6.53%, 4/17/2031 (a) (e)	8,232,918	8,185,604
Series 2023-27A, Class A, 6.99%, 4/16/2035 (a) (e)	12,000,000	11,910,420
Palmer Square CLO Ltd. (Cayman Islands) Series 2018-2A, Class A1A, 6.76%, 7/16/2031 (a) (e)	11,573,555	11,568,046
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2020-4A, Class A1, 6.64%, 11/25/2028 (a) (e)	9,801,128	9,788,485
Series 2021-1A, Class A1, 6.58%, 4/20/2029 (a) (e)	636,500	635,784
Series 2021-2A, Class A1, 6.43%, 5/20/2029 (a) (e)	18,766,097	18,707,190
Series 2021-4A, Class A1, 6.46%, 10/15/2029 (a) (e)	20,136,278	20,076,211
Series 2022-1A, Class A1, 6.44%, 4/15/2030 (a) (e)	28,663,281	28,550,348

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Porsche Financial Auto Securitization Trust Series 2023-1A, Class A2, 5.42%, 12/22/2026 (a)	32,003,539	31,944,646
Santander Drive Auto Receivables Trust Series 2023-1, Class A2, 5.36%, 5/15/2026	5,745,284	5,739,166
Sculptor CLO Ltd. (Cayman Islands) Series 27A, Class X, 6.73%, 7/20/2034 (a) (e)	3,666,667	3,661,533
Sound Point CLO II Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 6.71%, 1/26/2031 (a) (e)	2,121,681	2,116,311
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 6.76%, 1/20/2032 (a) (e)	7,268,000	7,243,209
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 6.48%, 12/29/2029 (a) (e)	837,557	834,007
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 6.62%, 4/16/2031 (a) (e)	7,634,291	7,619,458
Series 2018-20A, Class X, 6.66%, 1/16/2032 (a) (e)	125,000	124,994
Series 2020-24A, Class A, 6.87%, 1/23/2032 (a) (e)	28,550,000	28,514,855
Symphony Static CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 6.47%, 10/25/2029 (a) (e)	22,842,714	22,731,424
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 6.59%, 7/15/2030 (a) (e)	17,645,775	17,595,608
Venture CLO Ltd. (Cayman Islands)
Series 2019-36A, Class XR, 6.38%, 4/20/2032 (a) (e)	916,667	913,075
Series 2021-43A, Class X, 6.71%, 4/15/2034 (a) (e)	4,166,667	4,164,750
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A2A, 5.50%, 12/21/2026	102,380,000	102,269,583
Series 2023-2, Class A2A, 5.72%, 3/22/2027	116,992,000	117,303,257
Voya CLO Ltd. (Cayman Islands)
Series 2015-1A, Class A1R, 6.56%, 1/18/2029 (a) (e)	4,090,975	4,085,849
Series 2017-3A, Class XR, 6.53%, 4/20/2034 (a) (e)	1,904,762	1,903,878
Westlake Automobile Receivables Trust Series 2021-3A, Class A3, 0.95%, 6/16/2025 (a)	1,989,839	1,986,160
World Omni Auto Receivables Trust Series 2021-A, Class A3, 0.30%, 1/15/2026	13,285,086	13,036,805
Total Asset-Backed Securities (Cost $2,244,261,404)		2,245,451,648
U.S. Treasury Obligations — 2.4%
U.S. Treasury Notes
1.50%, 2/29/2024	20,260,000	20,066,106
0.38%, 7/15/2024	528,400,000	512,630,562
Total U.S. Treasury Obligations (Cost $534,930,117)		532,696,668
Commercial Mortgage-Backed Securities — 0.0% ^
Benchmark Mortgage Trust Series 2018-B3, Class A2, 3.85%, 4/10/2051	925,488	898,202
Citigroup Commercial Mortgage Trust Series 2018-B2, Class A2, 3.79%, 3/10/2051	3,089,725	3,082,043
Wells Fargo Commercial Mortgage Trust Series 2018-C46, Class A2, 4.06%, 8/15/2051	2,911,558	2,903,439
Total Commercial Mortgage-Backed Securities (Cost $7,184,205)		6,883,684
Foreign Government Securities — 0.0% ^
Province of Ontario 3.05%, 1/29/2024 (Cost $4,880,452)	4,895,000	4,876,116
Short-Term Investments — 42.5%
Certificates of Deposits — 15.7%
Bank of Montreal (Canada) , 5.85%, 7/12/2024	171,536,000	171,743,547
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.64%), 5.97%, 5/31/2024 (b)	43,016,000	43,071,344
6.05%, 6/28/2024	3,636,000	3,641,897

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposits — continued
Barclays Bank plc (United Kingdom)
5.70%, 12/8/2023	110,000,000	110,001,373
6.00%, 8/8/2024	103,000,000	103,144,131
BNP Paribas SA (France)
5.32%, 2/6/2024	135,295,000	135,204,424
5.95%, 9/12/2024	108,749,000	108,960,495
5.95%, 10/3/2024	36,792,000	36,876,815
Canadian Imperial Bank of Commerce (Canada)
5.60%, 3/7/2024	31,908,000	31,895,464
6.01%, 6/28/2024	89,201,000	89,341,125
Citibank NA
5.63%, 3/1/2024	115,569,000	115,556,317
5.80%, 3/5/2024	16,352,000	16,357,354
5.84%, 4/30/2024	101,301,000	101,368,233
Cooperatieve Rabobank UA (Netherlands)
5.41%, 2/20/2024	174,909,000	174,877,375
5.57%, 3/1/2024	65,572,000	65,545,548
5.95%, 9/12/2024	34,713,000	34,789,316
Credit Agricole Corporate and Investment Bank (France) , 5.30%, 1/11/2024	139,018,000	138,967,712
Kookmin Bank (South Korea)
(SOFR + 6.12%), 6.06%, 1/22/2024 (b)	59,465,000	59,510,723
(SOFR + 6.12%), 6.06%, 1/26/2024 (b)	38,932,000	38,964,143
6.00%, 5/20/2024	111,963,000	112,072,371
Lloyds Bank Corporate Markets plc (United Kingdom)
5.31%, 1/18/2024	72,299,000	72,258,478
6.07%, 10/2/2024	110,821,000	111,132,463
Lloyds Bank Corporate Markets PLC (United Kingdom) (SOFR + 0.66%), 5.99%, 8/15/2024 (b)	28,414,000	28,461,188
Mitsubishi UFJ Trust & Banking Corp. (Japan) (SOFR + 0.50%), 5.83%, 7/5/2024 (b)	28,650,000	28,656,110
Mizuho Bank Ltd. (Japan) , 5.40%, 12/14/2023	105,860,000	105,851,698
MUFG Bank Ltd. (Japan) , 5.71%, 5/24/2024	31,350,000	31,359,242
National Australia Bank Ltd. (Australia) (SOFR + 5.91%), 5.85%, 10/16/2024 (b)	122,345,000	122,441,757
Nordea Bank Abp (Finland) , 5.17%, 1/31/2024	205,870,000	205,697,380
Norinchukin Bank (The) (Japan) , 5.71%, 1/17/2024	195,021,000	195,066,789
Standard Chartered Bank (United Kingdom) , 5.44%, 1/12/2024	145,077,000	145,049,961
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 6.09%), 6.03%, 6/6/2024 (b)	226,669,000	227,032,430
(SOFR + 6.11%), 6.05%, 8/7/2024 (b)	48,274,000	48,347,264
Toronto-Dominion Bank (The) (Canada)
5.37%, 12/15/2023	74,200,000	74,192,650
5.95%, 9/13/2024	100,000,000	100,243,428
6.00%, 9/20/2024	41,785,000	41,905,912
Wells Fargo Bank NA
(SOFR + 5.99%), 5.93%, 8/2/2024 (b)	37,018,000	37,059,962
(SOFR + 0.60%), 5.93%, 11/4/2024 (b)	123,732,000	123,764,075
Westpac Banking Corp. (Australia)
5.33%, 1/11/2024	17,800,000	17,795,301

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposits — continued
5.18%, 2/1/2024	110,036,000	109,963,394
Woori Bank (South Korea) , 5.85%, 1/24/2024 (a)	15,882,000	15,884,921
Total Certificates of Deposit (Cost $3,532,029,286)		3,534,054,110
Commercial Paper — 18.9%
3M Co. 5.50%, 2/5/2024 (f)	29,029,000	28,740,915
Albemarle Corp. 5.96%, 12/1/2023 (f)	25,000,000	24,996,033
Alimentation Couche-Tard, Inc. (Canada)
5.82%, 1/10/2024 (f)	39,087,000	38,835,516
5.85%, 2/1/2024 (f)	12,560,000	12,434,912
AT&T, Inc.
5.68%, 12/20/2023 (f)	76,529,000	76,299,505
5.92%, 2/21/2024 (f)	38,550,000	38,053,521
Australia & New Zealand Banking Group Ltd. (Australia)
5.39%, 12/15/2023 (f)	129,378,000	129,090,296
5.66%, 6/7/2024 (f)	112,000,000	108,787,706
5.94%, 8/16/2024 (a)	2,883,000	2,772,735
Banco Santander Chile (Chile)
6.14%, 1/26/2024 (f)	4,942,000	4,896,021
6.23%, 2/7/2024 (a)	27,198,000	26,890,905
6.21%, 2/9/2024 (f)	24,520,000	24,234,892
Banco Santander SA (Spain)
5.63%, 2/22/2024 (f)	120,440,000	118,898,287
5.79%, 5/7/2024 (a)	60,124,000	58,666,383
Bank of Montreal (Canada)
5.47%, 1/4/2024 (f)	29,203,000	29,050,299
(SOFR + 5.94%), 5.88%, 11/5/2024 (b)	82,000,000	82,012,157
Citigroup Global Markets, Inc. 5.43%, 1/8/2024 (f)	23,541,000	23,402,214
Cnh Industrial Capital 5.93%, 2/5/2024 (f)	35,000,000	34,633,159
Commonwealth Bank of Australia (Australia) 5.93%, 7/22/2024 (f)	132,398,000	127,779,657
DNB Bank ASA (Norway) 5.38%, 12/19/2023 (f)	112,419,000	112,105,686
Duke Energy Corp. 5.90%, 2/22/2024 (f)	50,356,000	49,690,965
EIDP, Inc. 5.94%, 12/1/2023 (a)	10,519,000	10,517,398
Enel Finance America LLC (Italy) 5.65%, 12/8/2023 (a)	25,827,000	25,795,805
Energy Mo West, Inc. 5.45%, 12/1/2023 (f)	13,500,000	13,497,962
Energy Transfer Partners LP 5.75%, 12/1/2023 (f)	54,750,000	54,741,295
General Motors Financial Co., Inc.
0.00%, 5/29/2024 (f)	8,695,000	8,441,541
0.00%, 5/30/2024 (f)	40,000,000	38,833,488
Glencore Funding LLC (Australia)
5.86%, 1/18/2024 (f)	21,183,000	21,018,059
6.01%, 2/20/2024 (f)	73,687,000	72,728,060
GTA Funding LLC 5.75%, 1/10/2024 (f)	80,139,000	79,646,206
HSBC USA, Inc.
5.58%, 12/8/2023 (f)	3,300,000	3,296,068
5.85%, 4/26/2024 (f)	97,500,000	95,243,602
6.34%, 5/1/2024 (f)	5,050,000	4,928,894
5.99%, 5/20/2024 (f)	25,000,000	24,318,673

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
6.25%, 6/6/2024 (f)	52,663,000	51,080,176
6.50%, 8/1/2024 (f)	2,870,000	2,757,870
6.51%, 9/27/2024 (f)	24,750,000	23,547,353
ING US Funding LLC (Netherlands)
5.89%, 6/14/2024 (f)	95,379,000	92,548,354
5.91%, 7/19/2024 (f)	94,619,000	91,344,999
L3Harris Technologies, Inc.
6.32%, 8/27/2024 (f)	33,020,000	31,610,690
6.22%, 8/29/2024 (f)	12,500,000	11,962,607
Lloyds Bank plc (United Kingdom) 5.90%, 4/22/2024 (f)	121,445,000	118,762,620
LVMH Moet Hennessy Louis Vuitton, Inc. (France)
5.83%, 7/23/2024 (f)	11,200,000	10,804,865
5.81%, 11/7/2024 (a)	6,955,000	6,608,673
Macquarie Bank Ltd. (Australia)
5.58%, 12/1/2023 (a)	11,600,000	11,598,272
5.15%, 4/5/2024 (f)	120,000,000	117,638,195
5.82%, 4/26/2024 (f)	1,500,000	1,465,743
5.93%, 5/17/2024 (a)	58,200,000	56,690,269
6.00%, 8/20/2024 (f)	19,877,000	19,080,629
5.77%, 11/20/2024 (a)	83,000,000	78,587,780
Marathon Oil Corp. 5.95%, 12/1/2023 (f)	49,375,000	49,367,544
MUFG Bank Ltd. (Japan) 5.82%, 1/19/2024 (f)	110,645,000	109,805,276
National Australia Bank Ltd. (Australia)
5.46%, 12/1/2023 (f)	56,925,000	56,916,664
5.62%, 12/11/2023 (f)	192,846,000	192,534,374
National Bank of Canada (Canada)
5.81%, 2/26/2024 (a)	35,852,000	35,372,911
5.77%, 3/15/2024 (f)	9,761,000	9,603,694
NatWest Markets plc (United Kingdom) 5.63%, 2/6/2024 (a) (f)	83,924,000	83,042,189
NextEra Energy Capital Holdings Inc. 5.88%, 2/20/2024 (a)	42,671,000	42,121,200
Nordea Bank Abp (Finland) 5.78%, 4/11/2024 (f)	66,450,000	65,127,498
Nutrien Ltd. (Canada)
5.71%, 12/4/2023 (f)	4,864,000	4,861,046
5.74%, 12/14/2023 (f)	11,500,000	11,475,373
Quanta Services, Inc. 5.84%, 12/6/2023 (a)	7,062,000	7,055,242
Royal Bank of Canada (Canada)
5.48%, 12/8/2023 (f)	37,000,000	36,956,241
5.39%, 12/15/2023 (f)	136,186,000	135,883,156
Skandinaviska Enskilda Banken AB (Sweden) 5.79%, 4/1/2024 (f)	180,259,000	176,898,177
Societe Generale SA (France)
5.44%, 12/15/2023 (f)	205,985,000	205,530,031
6.00%, 5/13/2024 (f)	33,394,000	32,555,560
5.90%, 6/21/2024 (f)	31,600,000	30,624,875
Standard Chartered Bank (United Kingdom)
5.58%, 2/21/2024 (f)	24,395,000	24,091,059
6.05%, 8/13/2024 (f)	40,071,000	38,529,314
6.08%, 8/27/2024 (f)	6,290,000	6,035,683
Sumitomo Mitsui Banking Corp. (Japan) 5.52%, 1/5/2024 (f)	36,002,000	35,808,424

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
Svenska Handelsbanken AB (Sweden)
5.33%, 1/9/2024 (f)	133,099,000	132,318,300
6.00%, 8/22/2024 (f)	67,788,000	65,095,413
Telstra Group Ltd. (Australia)
5.86%, 3/8/2024 (f)	12,000,000	11,811,841
5.87%, 3/12/2024 (f)	65,000,000	63,939,475
6.14%, 9/6/2024 (f)	22,200,000	21,223,889
TELUS Corp. (Canada) 5.90%, 1/9/2024 (f)	2,884,000	2,866,119
Toronto-Dominion Bank (The) (Canada) 5.98%, 8/23/2024 (f)	93,960,000	90,253,488
TransCanada PipeLines Ltd. (Canada) 5.87%, 12/20/2023 (a)	10,874,000	10,840,754
VW Credit, Inc. (Germany) 5.96%, 4/19/2024 (f)	30,784,000	30,094,915
Western Midstream Operating LP
6.04%, 12/5/2023 (a)	44,375,000	44,337,281
6.04%, 12/6/2023 (a)	11,000,000	10,988,945
Westpac Banking Corp. (Australia)
5.36%, 2/9/2024 (f)	7,000,000	6,926,659
5.91%, 9/13/2024 (f)	57,366,000	54,908,624
Total Commercial Paper (Cost $4,266,315,059)		4,267,169,144
	SHARES
Investment Companies — 7.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (g) (h) (Cost $1,573,356,583)	1,573,356,583	1,573,356,583
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (g) (h)	6,710,268	6,712,281
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (g) (h)	1,402,088	1,402,088
Total Investment of Cash Collateral from Securities Loaned (Cost $8,114,369)		8,114,369
	PRINCIPAL AMOUNT($)
Repurchase Agreements — 0.9%
Wells Fargo Securities LLC, 5.90%, dated 11/30/2023, due 12/14/2023, repurchase price $200,458,889, collateralized by Asset-Backed Securities, 0.00% - 13.03%, due 1/15/2025 - 10/25/2066, with the value of $223,100,779. (Cost $200,000,000)	200,000,000	200,000,000
Total Short-Term Investments (Cost $9,579,815,297)		9,582,694,206
Total Investments — 98.8% (Cost $22,341,417,784)		22,297,458,350
Other Assets Less Liabilities — 1.2%		274,780,128
NET ASSETS — 100.0%		22,572,238,478

Percentages indicated are based on net assets.

Abbreviations
CIFC	Commercial Industrial Finance Corp.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(c)	The security or a portion of this security is on loan at November 30, 2023. The total value of securities on loan at November 30, 2023 is $7,917,175.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(f)	The rate shown is the effective yield as of November 30, 2023.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 2 Year Note	(366)	03/28/2024	USD	(74,858,438)	(203,706)

Abbreviations
USD	United States Dollar

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,245,451,648	$—	$2,245,451,648
Commercial Mortgage-Backed Securities	—	6,883,684	—	6,883,684
Corporate Bonds	—	9,924,856,028	—	9,924,856,028
Foreign Government Securities	—	4,876,116	—	4,876,116
U.S. Treasury Obligations	—	532,696,668	—	532,696,668

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Certificates of Deposits	$—	$3,534,054,110	$—	$3,534,054,110
Commercial Paper	—	4,267,169,144	—	4,267,169,144
Investment Companies	1,573,356,583	—	—	1,573,356,583
Investment of Cash Collateral from Securities Loaned	8,114,369	—	—	8,114,369
Repurchase Agreements	—	200,000,000	—	200,000,000
Total Short-Term Investments	1,581,470,952	8,001,223,254	—	9,582,694,206
Total Investments in Securities	$1,581,470,952	$20,715,987,398	$—	$22,297,458,350
Depreciation in Other Financial Instruments
Futures Contracts	$(203,706)	$—	$—	$(203,706)
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$14,713,952	$118,000,000	$126,000,000	$(2,671)	$1,000	$6,712,281	6,710,268	$642,235	$—

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	$1,401,082	$76,907,919	$76,906,913	$—	$—	$1,402,088	1,402,088	$121,667	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	2,751,326,315	10,795,518,883	11,973,488,615	—	—	1,573,356,583	1,573,356,583	101,997,181	—
Total	$2,767,441,349	$10,990,426,802	$12,176,395,528	$(2,671)	$1,000	$1,581,470,952		$102,761,083	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.